Common Stock - Summary of Non-Vested Restricted Stock Activity (Detail) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested	20,000	90,000	100,000	200,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at December 31, 2019	41,602	154,590	154,590
Repurchases			(41,676)
Vested	19,197		71,312
Balance at September 30, 2020	22,405		41,602	154,590
Balance at December 31, 2019	$ 1.57	$ 1.57	$ 1.57
Repurchases			1.57
Vested	1.57		1.57
Balance at September 30, 2020	$ 1.57		$ 1.57	$ 1.57